INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2022
Interest-bearing Loans And Borrowings
INTEREST-BEARING LOANS AND BORROWINGS

21.	INTEREST-BEARING LOANS AND BORROWINGS

			December 31,
			2021	2022	2022
			CNY	CNY	US$
	Interest rate	Maturity

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	74,000	71,000	10,293

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	3,000	435

Total			77,000	74,000	10,728

The bank loan is due to the Bank of Communications and denominated in CNY.

The loan is secured by collection right (including contract assets, intangible assets and trade receivables) in connection with the Group's service concession arrangement (Note 12, 14 and 15) and 80% equity interest of the Company's subsidiary, Shaoguan Angrui. The loan is also guaranteed by Shanghai Onway, the Company's subsidiary, and Feishang Enterprise Group Co., Ltd. (“Feishang Enterprise”), a related company of the Group.

The outstanding balance as of December 31, 2022 is repayable in equal annual installments of CNY3,000 until December of 2023; CNY4,000 from 2024 to 2028; CNY5,000 from 2029 to 2034; CNY6,000 in 2035; and CNY5,000 from 2036 to 2038.